Risk Management and Report - Schedule of Guarantees Values (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Corporate lending [Member]
Guarantees [Line items]
Maximum exposure to credit risk	$ 15,288,676	$ 15,159,292
Mortgages	3,985,392	4,157,394
Pledge	137,504	204,423
Securities	559,132	610,957
Warrants	1,345	3,503
Net collateral	4,683,373	4,976,277
Net exposure	10,605,303	10,183,015
Small business lending [Member]
Guarantees [Line items]
Maximum exposure to credit risk	4,859,304	4,870,752
Mortgages	3,465,474	3,330,145
Pledge	14,464	16,097
Securities	10,240	10,464
Warrants
Net collateral	3,490,178	3,356,706
Net exposure	1,369,126	1,514,046
Consumer lending [Member]
Guarantees [Line items]
Maximum exposure to credit risk	5,554,989	5,310,462
Mortgages	387,195	363,923
Pledge	552	607
Securities	2,500	2,633
Warrants
Net collateral	390,247	367,163
Net exposure	5,164,742	4,943,299
Mortgage lending [Member]
Guarantees [Line items]
Maximum exposure to credit risk	13,233,327	12,310,768
Mortgages	12,711,594	10,510,587
Pledge	120	125
Securities		301
Warrants
Net collateral	12,711,714	10,511,013
Net exposure	521,613	1,799,755
Loans to customers [Member]
Guarantees [Line items]
Maximum exposure to credit risk	38,936,296	37,651,274
Mortgages	20,549,655	18,362,049
Pledge	152,640	221,252
Securities	571,872	624,355
Warrants	1,345	3,503
Net collateral	21,275,512	19,211,159
Net exposure	$ 17,660,784	$ 18,440,115